Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

Note 13 Intangible assets

	Dec 31, 2018
		Utilization
		rights,				Total other
		trademarks	Licenses	Customer	Construction	intangible
	Note	and software	(frequency)	agreements	in progress	assets	Goodwill	Total
Cost
Cost at January 1		4,840	3,186	1,483	410	9,919	7,656	17,575
Cost for assets classified as held for sale	36	(232)	(556)	(264)	(26)	(1,078)	(457)	(1,535)
Acquisitions through business combinations	15	6,092	36	8,962	12	15,102	24,657	39,759
Additions		109	798	—	909	1,816	—	1,816
Disposals		(420)	(218)	(9)	(66)	(713)	—	(713)
Reclassification		507	41	—	(480)	68	—	68
Exchange rate differences		15	15	(6)	1	25	181	206
Total cost		10,911	3,302	10,166	760	25,139	32,037	57,176

Accumulated amortization
Accumulated amortization at January 1		(3,013)	(1,799)	(663)	—	(5,475)		(5,475)
Accumulated amortization for assets classified as held for sale	36	106	378	264	—	748		748
Amortization		(605)	(217)	(272)	—	(1,094)		(1,094)
Disposals		410	209	9	—	628		628
Exchange rate differences		(13)	(1)	7	—	(7)		(7)
Total accumulated amortization		(3,115)	(1,430)	(655)	—	(5,200)		(5,200)

Accumulated impairment
Accumulated impairment at January 1		(273)	(127)	—	—	(400)	(2,139)	(2,539)
Accumulated impairment for assets classified as held for sale	36	—	—	—	—	—	328	328
Reversal of impairment	5	—	73	—	—	73	—	73
Exchange rate differences		(1)	(7)	—	—	(8)	(67)	(75)
Total accumulated impairment		(274)	(61)	—	—	(335)	(1,878)	(2,213)
TOTAL INTANGIBLE ASSETS		7,522	1,811	9,511	760	19,604	30,159	49,763

Of the total 2018 additions in intangible assets, SEK 197 (2017: 127) million consist of internally generated intangibles. Internally generated intangible assets and construction in progress mainly consist of software.

	Dec 31, 2017
	Utilization
	rights,				Total other
	trademarks	Licenses	Customer	Construction	intangible
	and software	(frequency)	agreements	in progress	assets	Goodwill	Total
Cost
Cost at January 1	4,591	4,789	3,458	407	13,245	15,054	28,299
Cost for assets classified as held for sale	(6)	(1,635)	(1,320)	—	(2,961)	(5,514)	(8,475)
Acquisitions through business combinations	—	—	—	—	—	(4)	(4)
Cost in divested companies	(222)	—	(672)	(21)	(915)	(2,135)	(3,050)
Additions	131	1	—	492	624	—	624
Disposals	(81)	(8)	—	—	(89)	—	(89)
Reclassification	427	31	—	(469)	(11)	—	(11)
Exchange rate differences	—	8	17	1	26	255	281
Total cost	4,840	3,186	1,483	410	9,919	7,656	17,575

Accumulated amortization
Accumulated amortization at January 1	(2,756)	(1,844)	(2,430)	—	(7,030)		(7,030)
Accumulated amortization for assets classified as held for sale	6	364	1,320	—	1,690		1,690
Accumulated amortization in divested companies	196	—	624	—	820		820
Amortization	(530)	(340)	(161)	—	(1,031)		(1,031)
Disposals	76	8	—	—	84		84
Reclassification	2	—	—	—	2		2
Exchange rate differences	(7)	13	(16)	—	(10)		(10)
Total accumulated amortization	(3,013)	(1,799)	(663)	—	(5,475)		(5,475)

Accumulated impairment
Adjusted accumulated impairment at January 1	(273)	(123)	(47)	—	(443)	(7,456)	(7,899)
Accumulated impairment for assets classified as held for sale	—	—	—	—	—	4,541	4,541
Accumulated impairment in divested companies	—	—	47	—	47	2,126	2,173
Impairment	—	—	—	—	—	(1,194)	(1,194)
Exchange rate differences	—	(4)	—	—	(4)	(156)	(160)
Total accumulated impairment	(273)	(127)	—	—	(400)	(2,139)	(2,539)
TOTAL INTANGIBLE ASSETS	1,554	1,260	820	410	4,044	5,517	9,561

	Dec 31, 2016
	Utilization
	rights,				Total other
	trademarks	Licenses	Customer	Construction	intangible
	and software	(frequency)	agreements	in progress	assets	Goodwill	Total
Cost
Cost at January 1	3,847	4,266	2,265	420	10,798	12,910	23,708
Acquisitions through business combinations	208	148	1,073	—	1,429	1,561	2,990
Additions	122	141	—	395	658	—	658
Disposals	2	—	—	40	42	—	42
Reclassification	364	73	—	(451)	(14)	—	(14)
Exchange rate differences	48	161	120	3	332	583	915
Total cost	4,591	4,789	3,458	407	13,245	15,054	28,299

Accumulated amortization
Accumulated amortization at January 1	(2,302)	(1,464)	(2,200)	—	(5,966)		(5,966)
Amortization	(431)	(331)	(115)	—	(877)		(877)
Disposals	3	1	—	—	4		4
Reclassification	6	—	—	—	6		6
Exchange rate differences	(32)	(50)	(115)	—	(197)		(197)
Total accumulated amortization	(2,756)	(1,844)	(2,430)	—	(7,030)		(7,030)

Accumulated impairment
Accumulated impairment at January 1	(273)	(117)	(45)	—	(435)	(4,249)	(4,684)
Impairment	—	—	—	—	—	(2,954)	(2,954)
Exchange rate differences	—	(6)	(2)	—	(8)	(253)	(261)
Total accumulated impairment	(273)	(123)	(47)	—	(443)	(7,456)	(7,899)
TOTAL INTANGIBLE ASSETS	1,562	2,822	981	407	5,772	7,598	13,370

Goodwill and other intangible assets with indefinite useful lives

In connection with the acquisition of operations, goodwill is allocated to the cash generating units that are expected to receive future financial benefits such as for example synergies as a result of the acquired operations. In the event that separate cash generating units cannot be identified, goodwill is allocated to the lowest level at which the operation and its assets are controlled and monitored internally, which is on operating segment level. In 2018, Sweden has been divided into two operating segments (Consumer and Business), and the goodwill has been reallocated accordingly. The goodwill allocation has been based on the nature of the operations acquired to which the goodwill relates.

	Goodwill			Trademark
Cash generating units and operating segments	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016	Dec 31, 2018
Sweden Consumer	25,459			5,383
Sweden Business	1,857			—
Sweden		2,668	2,672	—
Lithuania	868	832	808	—
Latvia	1,244	1,193	1,158	—
Estonia	721	691	672	—
Netherlands			2,132
Kazakhstan		133	147
Austria	—	—	9	—
IoT	10	—	—	—
Total	30,159	5,517	7,598	5,383

Allocation of goodwill and test for goodwill impairment

Tele2 tests goodwill and other intangible assets with indefinite useful lives for impairment annually by calculating the recoverable value for the cash-generating units to which these assets are allocated. As of December 31, 2018 the Com Hem trademark of SEK 5,383 million is assessed to have an indefinite useful life as it is expected to be used for an indefinite period. The Com Hem trademark is tested for impairment as part of Sweden Consumer operating segment. The recoverable value of the respective cash generating unit is based on the higher of estimated value in use and fair value less costs of disposal. For all cash-generating units the recoverable values have been determined based on value in use, except for Tele2 Netherlands. For further information about impairment for Tele2 Netherlands and Tele2 Kazakhstan, please refer to Note 36.

The assumptions used in the calculations of values in use are growth rates, profit margins, investment levels and discount rates. The expected revenue growth rate, profit margin and investment level are based on sector data as well as management’s assessment of market-specific risks and opportunities, including expected changes in competition, the business model used by Tele2 and the regulatory environment. Management’s assessment of the range of revenues, profits and investments are limited to Tele2’s current telecom licenses and assets. The discount rate takes into account the prevailing interest rates and specific risk factors in a particular cash-generating unit. The discount rate before tax (WACC) varies between 10 and 19 (2017: 10 and 2016:  9 and 10) percent.

Tele2 calculates future cash flows based on the most recently presented three-year plan. In one case we extend the business case for an additional seven years until the forecasted cash flow growth is considered more stable. For the period after this, annual growth of up to 2 (2017: up to 2 and 2016: up to 2) percent is assumed. These rates do not exceed the average long-term growth for the sector as a whole nor do they exceed the expected long term GDP growth rates in the markets.

Changes to assumptions

The carrying amounts of cash-generating units for which impairment losses were recognized in 2016, i.e. Netherlands and Kazakhstan, have been written down to its value in use. A subsequent negative development to any important assumption after the end of those years would therefore give rise to further impairment losses.

For the other cash-generating units to which goodwill have been allocated Tele2 assesses that reasonable possible changes in the major assumptions should not have such significant effects that they individually would reduce the value in use to a value that is lower than the carrying value on the cash generating units.

The value in use calculations, used for all cash-generating units, are based on the following assumptions per operating segment.

	WACC pre tax			Forecast period, in years			Growth rate after the forecast period
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Sweden Consumer	10%			3			0%
Sweden Business	10%			3			0%
Sweden		10%	10%		3	3		0%	0%
Lithuania	11%	10%	10%	3	3	3	2%	2%	2%
Latvia	11%	10%	9%	3	3	3	2%	2%	2%
Estonia	11%	10%	9%	3	3	3	2%	2%	2%
IoT	19%			10			1%